CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Cash flows from operating activities:
Net loss	$ (2,926)	$ (1,158)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	8,634	4,938
Amortization of debt issuance costs	183	268
Stock-based compensation expense	835	398
Deferred income taxes	(2,605)	(2,052)
Effects of exchange rate changes on monetary assets and liabilities denominated in foreign currencies	113	74
Net (gain)/loss on sale of businesses	16	(2,165)
Provision for doubtful accounts — including financing receivables	164	120
Other	278	99
Changes in assets and liabilities, net of effects from acquisitions and dispositions:
Accounts receivable	(1,590)	(1,935)
Financing receivables	(1,653)	(751)
Inventories	(325)	1,076
Other assets	(1,395)	117
Accounts payable	3,779	751
Deferred revenue	2,748	1,933
Accrued and other liabilities	587	654
Change in cash from operating activities	6,843	2,367
Investments:
Purchases	(4,389)	(778)
Maturities and sales	3,878	1,173
Capital expenditures	(1,212)	(699)
Proceeds from sale of facilities, land, and other assets	0	24
Capitalized software development costs	(369)	(207)
Collections on purchased financing receivables	30	35
Acquisition of businesses, net	(658)	(37,609)
Divestitures of businesses, net	0	6,873
Asset acquisitions, net	(96)	0
Asset dispositions, net	(59)	0
Other	0	(48)
Change in cash from investing activities	(2,875)	(31,236)
Cash flows from financing activities:
Payment of dissenting shares obligation	0	(446)
Share repurchases for tax withholdings of equity awards	(385)	(93)
Proceeds from the issuance of DHI Group Common Stock	0	4,422
Proceeds from the issuance of common stock of subsidiaries	131	164
Repurchases of common stock of subsidiaries	(724)	(611)
Payments for debt issuance costs	(48)	(853)
Proceeds from debt	14,415	46,857
Repayments of debt	(12,258)	(16,960)
Other	1	16
Change in cash from financing activities	403	31,785
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	175	24
Change in cash, cash equivalents, and restricted cash	4,546	2,940
Cash, cash equivalents, and restricted cash at beginning of the period	9,832	6,892
Cash, cash equivalents, and restricted cash at end of the period	14,378	9,832
Income tax paid	924	978
Interest paid	2,192	1,575
DHI Group
Cash flows from financing activities:
Repurchases of common stock	(6)	(10)
Class V Common Stock
Cash flows from financing activities:
Repurchases of common stock	$ (723)	$ (701)